UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09781

PFS FUNDS

(Exact name of registrant as specified in charter)

1939 Friendship Drive Suite C El Cajon, CA (Address of principal executive offices)	92020 (Zip code)

CT Corporation System

155 Federal St., Suite 700,

Boston, MA 02110

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Christopher Weil & Company Core Investment Fund

		Schedule of Investments
		February 29, 2012 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft & Parts
5,470	Triumph Group, Inc.	$ 348,986	1.61%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
4,953	The J.M. Smucker Company	373,060	1.72%

Computer & Office Equipment
3,293	International Business Machines Corporation	647,832	2.99%

Computer Storage Devices
13,583	EMC Corporation *	376,113	1.74%

Crude Petroleum & Natural Gas
10,000	Denbury Resources Inc. *	199,100
3,851	Noble Energy, Inc.	376,050
3,600	Occidental Petroleum Corporation	375,732
		950,882	4.39%

Electric & Other Services Combined
12,480	Wisconsin Energy Corporation	425,318	1.96%

Electric Services
11,410	The Southern Company	504,208	2.33%

Electronic Computers
868	Apple Inc. *	470,838	2.17%

Farm Machinery & Equipment
6,635	Deere & Company	550,241	2.54%

General Building Contractors - Residential Buildings
18,664	Lennar Corporation	436,364	2.01%

Industrial Inorganic Chemicals
3,707	Praxair, Inc.	404,063	1.86%

Leather & Leather Products
3,617	Coach, Inc.	270,696	1.25%

Men's & Boys' Furnishings, Work Clothing, & Allied Garments
2,585	Ralph Lauren Corporation	449,092	2.07%

Miscellaneous Chemical Products
6,528	WD-40 Company	281,226	1.30%

National Commercial Banks
6,500	The PNC Financial Services Group, Inc.	386,880
14,896	U.S. Bancorp	437,942
12,855	Wells Fargo & Company	402,233
		1,227,055	5.66%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
844	Intuitive Surgical, Inc. *	431,807	1.99%

Perfumes, Cosmetics & Other Toilet Preparations
4,461	Colgate-Palmolive Company	415,676	1.92%

Personal Credit Institutions
3,336	World Acceptance Corporation *	211,903	0.98%

Petroleum Refining
7,430	ConocoPhillips	568,767
3,965	Chevron Corporation	432,661
		1,001,428	4.62%

Pharmaceutical Preparations
7,465	Abbott Laboratories	422,594
19,573	Bristol-Myers Squibb Company	629,663
3,370	Novo Nordisk A/S **	472,912
		1,525,169	7.04%

Radio & TV Broadcasting & Communications Equipment
10,291	QUALCOMM Incorporated	639,894	2.95%

Railroads, Line-Haul Operating
6,272	Kansas City Southern *	436,406
3,721	Union Pacific Corporation	410,240
		846,646	3.92%

Retail - Building Materials, Hardware, Garden Supply
3,615	The Sherwin-Williams Company	372,887
2,945	Tractor Supply Company	251,709
		624,596	2.88%

Retail - Eating & Drinking Places
8,231	Starbucks Corporation	399,697	1.84%

Retail - Eating Places
2,790	Panera Bread Company *	431,278
4,351	Yum! Brands, Inc.	288,210
		719,488	3.32%

Retail - Family Clothing Stores
6,063	Ross Stores, Inc.	323,340
8,762	The TJX Companies, Inc.	320,777
		644,117	2.97%

Retail - Grocery Stores
7,553	Ruddick Corporation	309,371	1.43%

Retail - Miscellaneous Shopping Goods Stores
9,263	HSN, Inc.	344,213	1.59%

Retail - Variety Stores
3,681	Dollar Tree, Inc. *	325,805
7,357	Wal-Mart Stores, Inc.	434,652
		760,457	3.51%

Rubber & Plastics Footwear
2,518	NIKE, Inc. Class B	271,743	1.25%

Services - Business Services, NEC
5,895	FleetCor Technologies, Inc. *	218,292
700	MasterCard Incorporated	294,000
		512,292	2.37%

Services - Computer Programming, Data Processing, Etc.
944	Google Inc. *	583,628	2.69%

Services - Prepackaged Software
9,155	Intuit Inc.	529,525	2.44%

Services - To Dwellings & Other Buildings
10,873	Rollins, Inc.	220,287	1.02%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
3,758	Ecolab Inc.	225,480
5,293	The Procter & Gamble Company	357,913
		583,393	2.69%

Telephone Communications (No Radiotelephone)
15,941	BCE Inc. (Canada)	652,306
4,640	China Mobile Limited **	245,966
		898,272	4.16%

Television Broadcasting Stations
7,550	CBS Corporation	225,745	1.04%

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies
5,331	LKQ Corporation *	169,846	0.78%

Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
6,110	World Fuel Services Corporation	254,543	1.17%

Total for Common Stock (Cost $20,135,427)		$ 20,839,710	96.17%

MONEY MARKET FUNDS
1,447,610	Invesco Short Term Investment Treasury Fund Class I 0.02% ***	1,447,610	6.68%
(Cost $1,447,610)

Total Investment Securities		22,287,320	102.85%
	(Cost $21,583,037)

Liabilities In Excess of Other Assets		(617,815)	-2.85%

Net Assets		$ 21,669,505	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at February 29, 2012.

See accompanying notes to Schedules of Investments

Christopher Weil & Company Global Dividend Fund

	Schedule of Investments
	February 29, 2012 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Beverages
4,326	Diageo plc **	$ 413,393	1.98%

Cement, Hydraulic
35,804	CRH plc **	765,490	3.66%

Chemicals - Diversified
8,693	BASF Aktiengesellschaft **	763,984
12,266	E.I. du Pont de Nemours and Company	623,726
		1,387,710	6.63%

Cigarettes
12,895	Altria Group, Inc.	388,139	1.86%

Converted Paper & Paperboard Products (No Containers/Boxes)
23,831	Avery Dennison Corporation	726,846
7,066	Kimberly-Clark Corporation	514,970
		1,241,816	5.94%

Crude Petroleum & Natural Gas
15,141	TOTAL S.A. **	848,956	4.06%

Electric Integrated
21,201	Iberdrola, S.A. * **	501,298	2.40%

Electric Services
21,109	Huaneng Power International, Inc. **	536,591
25,168	PPL Corporation	718,546
		1,255,137	6.00%

Electronic & Other Electrical Equipment (No Computer Equip)
43,867	General Electric Company	835,666
38,624	Koninklijke Philips Electronics N.V. **	810,332
		1,645,998	7.87%

Food And Kindred Products
16,210	Kraft Foods Inc.	617,115
25,782	Unilever plc **	837,141
		1,454,256	6.95%

Games, Toys & Children's Vehicles (No Dolls & Bicycles)
20,510	Hasbro, Inc.	724,413	3.46%

Petroleum Refining
3,562	Chevron Corporation	388,685	1.86%

Pharmaceutical Preparations
13,605	AstraZeneca plc **	610,729
12,653	Bristol-Myers Squibb Compnay	407,047
11,307	GlaxoSmithKline plc **	501,013
16,243	Merck & Co., Inc.	619,995
28,533	Pfizer Inc.	602,760
16,309	Sanofi S.A. **	603,922
		3,345,466	15.98%

Radiotelephone Communications
22,898	Vodafone Group plc **	620,307	2.97%

Savings Institution, Federally Chartered
18,777	HSBC Holdings plc **	834,074	3.99%

Semiconductors & Related Devices
23,141	Intel Corporation	622,030	2.97%

Telephone Communications (No Radiotelephone)
12,932	AT&T Inc.	395,590
7,689	BCE Inc. (Canada)	314,634
18,336	BT Group plc **	625,991
42,568	France Telecom S.A. **	652,142
47,837	Telefonica S.A. **	817,534
10,177	Verizon Communications Inc.	387,846
		3,193,737	15.26%

Total for Common Stock (Cost $19,100,329)		$ 19,630,905	93.84%

MONEY MARKET FUNDS
1,983,572	Invesco Short Term Inv Treasury Class I 0.02% ***	1,983,572	9.48%
(Cost $1,983,572)

Total Investment Securities		21,614,477	103.32%
	(Cost $21,083,901)

Liabilities In Excess of Other Assets		(694,922)	-3.32%

Net Assets		$ 20,919,555	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at February 29, 2012.

NOTES TO FINANCIAL STATEMENTS

CHRISTOPHER WEIL & COMPANY CORE INVESTMENT FUND AND

CHRISTOPHER WEIL & COMPANY GLOBAL DIVIDEND FUND

February 29, 2012

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at February 29, 2012 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                                                                                  Christopher Weil & Company         Christopher Weil & Company

                                                                                                                                                 Core Investment Fund                   Global Dividend Fund

Cost of Investments

        $21,583,037

                                    $21,083,901

Gross Unrealized Appreciation

                                                               $889,417

        $659,934

Gross Unrealized Depreciation

    ($185,134)

                          ($129,358)

Net Unrealized Appreciation

   (Depreciation) on Investments

           $704,283

                          $530,576

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Funds’ assets, subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of any Fund.

FEDERAL INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Funds’ 2011 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

As described in Note 2, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are generally valued by using market quotations.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds.  Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of February 29, 2012:

Christopher Weil & Company Core Investment Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$20,839,710	$0	$0	$20,839,710
Money Market Funds	1,447,610	0	0	1,447,610
Total	$22,287,320	$0	$0	$22,287,320

Christopher Weil & Company Global Dividend Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$19,630,905	$0	$0	$19,630,905
Money Market Funds	1,983,572	0	0	1,983,572
Total	$21,614,477	$0	$0	$21,614,477

Refer to each Fund’s Schedule of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended February 29, 2012. There were no transfers into or out the levels during the three month period ended February 29, 2012. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in derivative instruments during the three month period ended February 29, 2012.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS FUNDS

By: /s/Ross C. Provence

      Ross C. Provence

      President

Date:            4/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence

      Ross C. Provence

      President

Date:            4/10/12

By: /s/Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date:            4/10/12